Pay vs Performance Disclosure	2 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2022	Mar. 23, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” or “CAP” and certain financial performance of the Company. You should refer to the “Compensation Discission and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year (a)	Summary Compensation Table (SCT) Total for PEO 1 (Todd M. Bluedorn) (b)(1)	Compensation Actually Paid (“CAP”) to PEO 1 (Todd M. Bluedorn) (c)(1)(2)	SCT Total for PEO 2 (Todd J. Teske) (b)(1)	CAP to PEO 2 (Todd J. Teske) (c)(1)(2)	SCT Total for PEO 3 (Alok Maskara) (b)(1)	CAP to PEO 3 (Alok Maskara) (c)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average CAP to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $millions) (h)
									Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)		Earnings Per Share (i)(4)
2022	$307,131	$(14,370,215)	$593,636	$493,206	$10,097,779	$11,097,872	$2,397,526	$1,399,029	$102.22	$127.34	$497.1	$13.88
2021	$5,027,345	$14,483,856	$0	$0	$0	$0	$3,314,344	$4,935,005	$136.21	$153.13	$464.0	$12.39
2020	$14,475,348	$12,279,138	$0	$0	$0	$0	$3,535,972	$3,015,242	$113.79	$113.85	$356.3	$9.24

(1)
Todd M. Bluedorn (“PEO 1”) served as our principal executive officer (“PEO”) from January 1, 2022 to March 23, 2022, and for the full year for 2021 and 2020. Todd J. Teske (“PEO 2”) served as of PEO from March 23, 2022 through May 8, 2022. Alok Maskara (“PEO 3”) served as our PEO from May 9, 2022 to December 31, 2022. For 2022, our non-PEO
named executive officers (“NEOs”) were Joseph W. Reitmeier, Gary S. Bedard, Douglas L. Young, and Joseph F. Nassab. For 2021 and 2020, our
non-PEO
NEOs were Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.

(2)
For each of 2022, 2021 and 2020, the values included in these columns for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Todd M. Bluedorn	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	307,131	5,027,345	14,475,348
- aggregate change in actuarial present value of pension benefits	—	578,204	6,006,324
+ service cost of pension benefits	274,773	1,646,001	1,397,823
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	—	—	4,044,188
- SCT “Option Awards” column value	—	—	981,689
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	—	—	4,947,180
For 2020:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	—	5,425,245	795,280
For 2021:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2020:
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (2nd and 3rd tranches)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)

Todd M. Bluedorn	2022	2021	2020
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	—	2,963,469	1,695,708
For 2021:
2020 SARs (1st tranche)
2019 SARs (2nd tranche)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
For 2020:
2019 SARs (1st tranche)
2018 SARs (2nd tranche)
2017 PSUs (full award)
2017 RSUs (full award)
2017 SARs (3rd tranche)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	14,952,119	—	—
For 2022:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	(14,370,215)	14,483,856	12,279,138

Todd J. Teske	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	593,636	—	—
- aggregate change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefit	—	—	—
- SCT “Stock Awards” column value	139,068	—	—
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	134,205	—	—
For 2022:
December 2022 RSUs (full award)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	(70,770)	—	—
For 2022:
2021 RSUs (full award)
2020 RSUs (full award)
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year:	(24,797)	—	—
For 2022:
2019 RSUs (full award)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	493,206	—	—

Alok Maskara	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	10,097,779	—	—
- aggregate change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefit	—	—	—
- SCT “Stock Awards” column value	6,708,818	—	—
- SCT “Option Awards” column value	971,133	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	8,680,044	—	—
For 2022:
May 2022 PSUs (full award)
May 2022 RSUs (all tranches)
December 2022 PSUs (full award)
December 2022 RSUs (full award)
December 2022 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end:	—	—	—
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year:	—	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	11,097,872	—	—

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	2,397,526	3,314,344	3,535,972
- aggregate change in actuarial present value of pension benefits	87,087	341,723	1,350,462
+ service cost of pension benefits	138,107	249,355	308,653
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	1,068,248	1,306,697	794,356
- SCT “Option Awards” column value	240,347	225,460	192,835
+ year-end fair value 5 of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	1,216,670	1,522,360	971,733
For 2022:
December 2022 PSUs (full award)
December 2022 RSUs (full award)
December 2022 SARs (all tranches)
May 2022 RSUs (full award; Mr. Nassab only)
For 2021:
December 2021 PSUs (full award)
December 2021 3-yr vest RSUs (full award)
December 2021 2-yr vest RSUs (full award; Mr. Reitmeier, Mr. Sessa, and Mr. Torres)
December 2021 SARs (all tranches)
For 2020:
December 2020 PSUs (full award)
December 2020 RSUs (full award)
December 2020 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	(552,146)	1,099,248	168,258
For 2022:
2021 PSUs (full award)
2021 RSUs (full award)

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
December 2021 2-yr vest RSUs (full award; Mr. Reitmeier and Mr. Bedard)
2021 SARs (2nd and 3rd tranches)
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (3rd tranche)
For 2021:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2020:
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (2nd and 3rd tranches)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	(405,446)	623,578	368,279
For 2022:
2021 SARs (1st tranche)
2020 SARs (2nd tranche)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2021:
2020 SARs (1st tranche)
2019 SARs (2nd tranche)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
For 2020:
2019 SARs (1st tranche)
2018 SARs (2nd tranche)
2017 PSUs (full award)
2017 RSUs (full award)
2017 SARs (3rd tranche)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	1,399,029	4,935,005	3,015,242

(3)
For purposes of this pay versus performance disclosure, our peer group consists of the following entities for 2020 and 2021: A. O. Smith Corporation, Acuity Brands, Inc., Dover Corporation, Flowserve Corporation, Fortune Brands Home & Security, Inc., Hubbell Inc., IDEX Corporation, Masco Corporation, Owens Corning, Pentair, Inc., Regal Rexnord Corporation, Rockwell Automation, Inc.,
Snap-On Incorporated,
The Timken Company, and Xylem Inc. (the “Peer Group”). For 2022, Crane Company began the process of a spin-off
and Kennametal Inc. annual revenues dropped to below 50% of the Company annual revenue, and were therefore replaced by Masco Corporation and Xylem, Inc.

(4)	Earnings per share is calculated set forth on Appendix A.

Company Selected Measure Name				Earnings per share
Named Executive Officers, Footnote [Text Block]				Joseph W. Reitmeier, Gary S. Bedard, Douglas L. Young, and Joseph F. Nassab.	Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.	Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group consists of the following entities for 2020 and 2021: A. O. Smith Corporation, Acuity Brands, Inc., Dover Corporation, Flowserve Corporation, Fortune Brands Home & Security, Inc., Hubbell Inc., IDEX Corporation, Masco Corporation, Owens Corning, Pentair, Inc., Regal Rexnord Corporation, Rockwell Automation, Inc.,
Snap-On Incorporated,
The Timken Company, and Xylem Inc. (the “Peer Group”). For 2022, Crane Company began the process of a spin-off
				and Kennametal Inc. annual revenues dropped to below 50% of the Company annual revenue, and were therefore replaced by Masco Corporation and Xylem, Inc
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each of 2022, 2021 and 2020, the values included in these columns for the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Todd M. Bluedorn	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	307,131	5,027,345	14,475,348
- aggregate change in actuarial present value of pension benefits	—	578,204	6,006,324
+ service cost of pension benefits	274,773	1,646,001	1,397,823
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	—	—	4,044,188
- SCT “Option Awards” column value	—	—	981,689
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	—	—	4,947,180
For 2020:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	—	5,425,245	795,280
For 2021:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2020:
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (2nd and 3rd tranches)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)

Todd M. Bluedorn	2022	2021	2020
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	—	2,963,469	1,695,708
For 2021:
2020 SARs (1st tranche)
2019 SARs (2nd tranche)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
For 2020:
2019 SARs (1st tranche)
2018 SARs (2nd tranche)
2017 PSUs (full award)
2017 RSUs (full award)
2017 SARs (3rd tranche)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	14,952,119	—	—
For 2022:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	(14,370,215)	14,483,856	12,279,138

Todd J. Teske	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	593,636	—	—
- aggregate change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefit	—	—	—
- SCT “Stock Awards” column value	139,068	—	—
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	134,205	—	—
For 2022:
December 2022 RSUs (full award)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	(70,770)	—	—
For 2022:
2021 RSUs (full award)
2020 RSUs (full award)
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year:	(24,797)	—	—
For 2022:
2019 RSUs (full award)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	493,206	—	—

Alok Maskara	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	10,097,779	—	—
- aggregate change in actuarial present value of pension benefits	—	—	—
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefit	—	—	—
- SCT “Stock Awards” column value	6,708,818	—	—
- SCT “Option Awards” column value	971,133	—	—
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	8,680,044	—	—
For 2022:
May 2022 PSUs (full award)
May 2022 RSUs (all tranches)
December 2022 PSUs (full award)
December 2022 RSUs (full award)
December 2022 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end:	—	—	—
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year:	—	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Compensation Actually Paid to PEO (column (c))	11,097,872	—	—

Non-PEO NEO Average Total Compensation Amount				$ 2,397,526	$ 3,314,344	$ 3,535,972
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,399,029	4,935,005	3,015,242
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	2,397,526	3,314,344	3,535,972
- aggregate change in actuarial present value of pension benefits	87,087	341,723	1,350,462
+ service cost of pension benefits	138,107	249,355	308,653
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	1,068,248	1,306,697	794,356
- SCT “Option Awards” column value	240,347	225,460	192,835
+ year-end fair value 5 of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	1,216,670	1,522,360	971,733
For 2022:
December 2022 PSUs (full award)
December 2022 RSUs (full award)
December 2022 SARs (all tranches)
May 2022 RSUs (full award; Mr. Nassab only)
For 2021:
December 2021 PSUs (full award)
December 2021 3-yr vest RSUs (full award)
December 2021 2-yr vest RSUs (full award; Mr. Reitmeier, Mr. Sessa, and Mr. Torres)
December 2021 SARs (all tranches)
For 2020:
December 2020 PSUs (full award)
December 2020 RSUs (full award)
December 2020 SARs (all tranches)
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	(552,146)	1,099,248	168,258
For 2022:
2021 PSUs (full award)
2021 RSUs (full award)

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
December 2021 2-yr vest RSUs (full award; Mr. Reitmeier and Mr. Bedard)
2021 SARs (2nd and 3rd tranches)
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (3rd tranche)
For 2021:
2020 PSUs (full award)
2020 RSUs (full award)
2020 SARs (2nd and 3rd tranches)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2020:
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (2nd and 3rd tranches)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
+ vesting date fair value of equity awards granted and vested in the covered year:	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	(405,446)	623,578	368,279
For 2022:
2021 SARs (1st tranche)
2020 SARs (2nd tranche)
2019 PSUs (full award)
2019 RSUs (full award)
2019 SARs (3rd tranche)
For 2021:
2020 SARs (1st tranche)
2019 SARs (2nd tranche)
2018 PSUs (full award)
2018 RSUs (full award)
2018 SARs (3rd tranche)
For 2020:
2019 SARs (1st tranche)
2018 SARs (2nd tranche)
2017 PSUs (full award)
2017 RSUs (full award)
2017 SARs (3rd tranche)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year:	—	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	1,399,029	4,935,005	3,015,242

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the four financial performance measures that we believe represent the most important financial performance measures the Company used to link compensation actually paid to our NEOs for fiscal 2022 to our performance:

Core Net Income
Earnings Per Share
ROIC
Free Cash Flow

Total Shareholder Return Amount				$ 102.22	136.21	113.79
Peer Group Total Shareholder Return Amount				127.34	153.13	113.85
Net Income (Loss)				$ 497,100,000	$ 464,000,000	$ 356,300,000
Company Selected Measure Amount | $ / shares				13.88	12.39	9.24
PEO Name	Todd J. Teske	Todd M. Bluedorn	Alok Maskara		Todd M. Bluedorn	Todd M. Bluedorn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Core Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Free Cash Flow
Todd M. Bluedorn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 307,131	$ 5,027,345	$ 14,475,348
PEO Actually Paid Compensation Amount				(14,370,215)	14,483,856	12,279,138
Todd J. Teske [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				593,636	0	0
PEO Actually Paid Compensation Amount				493,206	0	0
Alok Maskara [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				10,097,779	0	0
PEO Actually Paid Compensation Amount				11,097,872	0	0
PEO [Member] | Todd M. Bluedorn [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	(4,044,188)
PEO [Member] | Todd M. Bluedorn [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	(981,689)
PEO [Member] | Todd M. Bluedorn [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	578,204	6,006,324
PEO [Member] | Todd M. Bluedorn [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				274,773	1,646,001	1,397,823
PEO [Member] | Todd M. Bluedorn [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd M. Bluedorn [Member] | Yearend Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	4,947,180
PEO [Member] | Todd M. Bluedorn [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior years that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	5,425,245	795,280
PEO [Member] | Todd M. Bluedorn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd M. Bluedorn [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				14,952,119	0	0
PEO [Member] | Todd M. Bluedorn [Member] | Dollar Value of DividendsEarnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd M. Bluedorn [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	2,963,469	1,695,708
PEO [Member] | Todd J. Teske [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(139,068)	0	0
PEO [Member] | Todd J. Teske [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Yearend Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				134,205	0	0
PEO [Member] | Todd J. Teske [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior years that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(70,770)	0	0
PEO [Member] | Todd J. Teske [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | Dollar Value of DividendsEarnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Todd J. Teske [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(24,797)	0	0
PEO [Member] | Alok Maskara [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,708,818)	0	0
PEO [Member] | Alok Maskara [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(971,133)	0	0
PEO [Member] | Alok Maskara [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Yearend Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,680,044	0	0
PEO [Member] | Alok Maskara [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior years that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | Dollar Value of DividendsEarnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Alok Maskara [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,068,248)	(1,306,697)	(794,356)
Non-PEO NEO [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(240,347)	(225,460)	(192,835)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(87,087)	(341,723)	(1,350,462)
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				138,107	249,355	308,653
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Yearend Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,216,670	1,522,360	971,733
Non-PEO NEO [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior years that are Outstanding and Unvested as of the Covered yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(552,146)	1,099,248	168,258
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Dollar Value of DividendsEarnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (405,446)	$ 623,578	$ 368,279